Third party reinsurance- Industry loss warranty contracts (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
European wind & flood
Third party reinsurance
Limit	$ 7.5
Trigger	7,500.0
European all natural perils
Third party reinsurance
Limit	15.0
Trigger	15,000.0
United States all natural peril, excluding North East
Third party reinsurance
Limit	5.0
Trigger	40,000.0
United States, European, Japan wind & earthquake
Third party reinsurance
Limit	18.0
Minimum
Third party reinsurance
Trigger	5,000.0
Maximum
Third party reinsurance
Trigger	$ 10,000.0